Prepaid Expenses	12 Months Ended
Dec. 31, 2021
Prepaid Expenses
Note 5 - Prepaid Expenses

Note 5 - Prepaid Expenses

Prepaid expenses consisted of the following at December 31, 2021 and December 31, 2020:

	December 31, 2021	December 31, 2020
Professional fees	$4,800	$-
Transfer agent fees	17,004	14,226
Total prepaid expenses	$21,804	$14,226